UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21332

RMK HIGH INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NY 10281

(Address of principal executive offices) (Zip code)

JOHN J. FEENEY, JR., PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-HYPERION

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2008

Item 1.	Schedule of Investments.

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2008 (Unaudited)

Principal Amount/ Notional Amount/ Shares	Description	Value ‡
ASSET-BACKED SECURITIES - INVESTMENT GRADE* - 13.8%
	Collateralized Debt Obligations (“CDO”) - 9.1%
2,000,000	CDO Repack SPC Ltd. 2006-BRGA, Zero Coupon Bond 12/5/51 #~	$200
1,000,000	Kodiak CDO 2007-2A E, 6.020% 11/7/42 †#	20,000
1,987,793	Millstone III-A CDO Ltd., Zero Coupon Bond 7/5/46 #~	199
1,447,303	Preferred Term Securities XXVIII, Ltd., 4.526% 3/22/38 †#	868,382
6,000,000	Steers Delaware Business Trust 2007-A, 5.491% 6/20/18 †#	4,785,000

		5,673,781

	Home Equity Loans - 2.2%
1,502,112	Residential Funding Mortgage Securities II 2007-HI1 A1, 2.613% 3/25/37 #	1,374,519
	Manufactured Housing - 2.5%
2,033,936	Mid-State Trust 2005-1 B, 7.758% 1/15/40	1,529,151

Total Asset-Backed Securities - Investment Grade* (cost $15,266,436)		8,577,451

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED* - 18.9%
	Certificate-Backed Obligations (“CBO”) - 0.1%
1,613,699	Helios Series I Multi-Asset CBO, Ltd. IA C, 5.904% 12/13/36 †#	16,137
1,902,416	MKP CBO I Ltd., 4A CS 2.000% 7/12/40 †#	9,512

		25,649

	Collateralized Debt Obligations (“CDO”) - 13.2%
1,000,000	801 Grand CDO 2006-1 LLC, 8.803% 9/20/16 †#	470,000
1,000,000	Aardvark Asset-Backed Securities CDO 2007-1A, 7/6/47 in default #~	100
2,000,000	Acacia CDO, Ltd. 10A, Zero Coupon Bond 9/7/46 †#~	200
4,000,000	Aladdin CDO I Ltd. 2006-3A, 7.803% 10/31/13 †#	280,000
281,453	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41 #	28
2,157,511	Attentus CDO Ltd. 2006-2A F1, 7.710% 10/9/41 †#	216
733,868	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41 #	73
3,144,684	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 †#	314
2,113,462	Broderick CDO Ltd. 2007-3A D, 9.422% 12/6/50 †#	211
1,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, Zero Coupon Bond 8/13/47 #~	100
4,000,000	Dillon Read CDO Ltd. 2006-1A, 11.674% 12/5/46 †#	840,000
1,250,000	Duane Park, 8.803% 6/27/16 †#	221,875
1,000,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, Zero Coupon Bond 7/13/47 †#~	100
1,000,000	IXIS ABS 1 Ltd., Zero Coupon Bond 12/12/46 †#~	100
12,000,000	Kenmore Street Synthetic CDO 2006-1A, 7.803% 4/30/14 †#	960,000
1,026,628	Knollwood CDO Ltd. 2006-2A E, 8.710% 7/13/46 †#	103
2,000,000	Knollwood CDO Ltd. 2006-2A SN, Zero Coupon Bond 7/13/46 #~	200
4,145,414	Kodiak CDO 2006-1A, 2.891% 8/7/37 †#	415
3,185,273	Kodiak CDO 2006-1A G, 6.270% 8/7/37 †#	319
3,933,459	Lancer Funding Ltd. 2007-2A A3, 7/15/47 in default †#~	393
2,000,000	Lincoln Park Referenced Link Notes 2001-1, 6.319% 7/30/31 †#	1,165,000
2,000,000	Linker Finance PLC 16A E, 5.983% 5/19/45 † #	30,000
1,057,310	Newbury Street CDO Ltd. 2007-1A D, 6.476% 3/4/53 †#	106
1,961,789	Norma CDO Ltd. 2007-1A E, 7.091% 3/11/49 †#	196
3,051,861	Palmer Square 2A CN, 3.612% 11/2/45 †#	305
1,000,000	Pasa Funding Ltd. 2007-1A D, 4/7/52 in default #~	100
1,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 †#	260,000
3,000,000	Preferred Term Securities XXI, Ltd., 10.000% 3/22/38 †#	217,500
998,149	Preferred Term Securities XXI-2TR, 1.956% 3/22/38 †#	249,537
2,400,000	Preferred Term Securities XXII, Ltd., Zero Coupon Bond 9/22/36 †~	480,000
3,200,000	Preferred Term Securities XXIII, Ltd., Zero Coupon Bond 12/22/36 †~	1,384,000
2,500,000	Preferred Term Securities XXVIII, Ltd., 10.000% 3/22/38 †#	1,325,000
1,923,504	Sharps CDO 2006-1A D, Zero Coupon Bond 5/8/46 †#~	192
1,046,400	Squared CDO Ltd. 2007-1A C, 7.638% 5/11/57 †#	105
4,185,645	Taberna Preferred Funding Ltd. 2006-6A, 6.096% 12/5/36 †#	419
3,102,874	Taberna Preferred Funding Ltd. 2006-7A C1, 1.000% 2/5/37 †#	310
1,042,886	Tahoma CDO Ltd. 2007-2A D, 7.276% 9/15/47 †#	104
1,316,750	TPref Funding III Ltd., Zero Coupon Bond 1/15/33 †#~	276,518
1,500,000	Trapeza CDO I LLC 2006-10A, Zero Coupon Bond 6/6/41 #~	7,500
2,043,500	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 †#	51,088
2,000,000	Trapeza CDO I LLC 2006-11A, Zero Coupon Bond 10/10/41 #~	200
2,051,020	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41 #	20,510
2,000	WEBS CDO 2006-1 PS, 4/13/47 †#~	20

		8,243,457

	Collateralized Loan Obligations (“CLO”) - 2.1%
1,000	Credit Genesis CLO 2005, 6/23/10 †#~	650,000
1,500,000	Eirles Two Ltd. 262, 8.284% 8/3/21 #	660,000

		1,310,000

	Equipment Leases - 3.2%
6,750,400	Aerco Limited 1X C1, 7/15/23 #~	67,504
7,123,628	Aerco Limited 2A B2, 7/15/25 †#~	212,284
6,930,121	Aerco Limited 2A C2, 7/15/25 †#~	693
622,017	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31 #	115,720
872,911	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09 #	178,240
2,735,091	Guggenheim Equipment Trust 2007-1A, 11.193% 7/15/31 †#	1,441,448

		2,015,889

	Home Equity Loans - 0.3%
536,292	Ameriquest Mortgage Securities Inc. 2003-8 MV6, 6.233% 10/25/33	46,101
448,106	Amresco Residential Securities Mortgage Loan Trust 1999-1 B, Zero Coupon Bond 11/25/29	50,603
340,713	Fremont Home Loan Trust 2004-4 M7, 4.203% 3/25/35	97,707
3,000,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 †#	300
465,249	Soundview Home Equity Loan Trust 2005-A B1, 5.483% 4/25/35 †#	3,815
932,522	Terwin Mortgage Trust 2005-7SL, Zero Coupon Bond 7/25/35 †#~	93
870,593	Terwin Mortgage Trust 2005-11SL B7, Zero Coupon Bond 11/25/36 †#~	522
3,000,000	Terwin Mortgage Trust 2005-R1, Zero Coupon Bond 12/28/36 †#	3,750

		202,891

Total Asset-Backed Securities - Below Investment Grade or Unrated* (cost $109,407,417)		11,797,886

CORPORATE BONDS - INVESTMENT GRADE* - 3.4%
	Finance - 2.3%
2,000,000	Catlin Insurance Company Ltd., 7.249% 12/31/49 †	1,459,862
	Special Purpose Entities - 1.1%
2,000,000	Fixed Income Pass-Through Trust 2007-C JPM Class B, Zero Coupon Bond 5/15/77 †#~	660,000

Total Corporate Bonds - Investment Grade* (cost $3,928,678)		2,119,862

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2008 (Unaudited)

Principal Amount/ Notional Amount/ Shares	Description	Value ‡
CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED* - 32.2%
	Apparel - 2.7%
2,928,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	$1,712,880
	Automotive - 2.1%
725,000	General Motors, 8.375% 7/15/33	429,562
3,225,000	Metaldyne Corp., 11.000% 6/15/12	870,750

		1,300,312

	Basic Materials - 2.7%
1,825,000	AmeriCast Technologies Inc., 11.000% 12/1/14 †	1,692,687
	Communications - 3.0%
3,075,000	CCH I Holdings LLC, 11.750% 5/15/14	1,875,750
	Entertainment - 1.0%
611,000	Six Flags Inc., 9.625% 6/1/14	339,105
272,000	Six Flags Inc., 12.250% 6/1/14 †	250,920

		590,025

	Finance - 3.6%
2,050,000	Advanta Capital Trust I, 8.990% 12/17/26	1,281,250
1,000,000	Assurance America, 10.500% 12/31/35 †#	980,000
500,000	Security Capital Assurance Ltd., Zero Coupon Bond 6/17/49 ~	2,500

		2,263,750

	Industrials - 4.1%
289,585	Home Products Inc., pays-in-kind 3/20/17 #~	28,350
1,825,000	Momentive Performance, 11.500% 12/1/16	1,359,625
1,900,000	Terphane Holding Corp., 12.500% 6/15/09 †	1,135,250

		2,523,225

	Manufacturing - 4.0%
1,950,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	1,404,000
3,575,000	MAAX Corp., Zero Coupon Bond 6/15/12 ~	71,500
1,075,000	Wolverine Tube, Inc., 10.500% 4/1/09	999,750

		2,475,250

	Paper Products - 0.4%
525,000	Corp Durango SAB de CV, 10.500% 10/5/17 †	276,937
	Real Estate Services - 2.4%
3,050,000	Realogy Corp., 12.375% 4/15/15	1,494,500
	Retail - 1.3%
1,167,000	Lazydays RV Center Inc., 11.750% 5/15/12	805,230
	Special Purpose Entities - 0.4%
541,000	Interactive Health LLC, 7.250% 4/1/11 †	216,400
	Telecommunications - 2.4%
2,925,000	Primus Telecommunications GP, 8.000% 1/15/14	936,000
775,000	Securus Technologies Inc., 11.000% 9/1/11	581,250

		1,517,250

	Tobacco - 2.1%
2,175,000	North Atlantic Trading Co., 9.250% 3/1/12	1,321,313

Total Corporate Bonds - Below Investment Grade or Unrated* (cost $34,810,639)		20,065,509

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE* - 5.5%
	Collateralized Mortgage Obligations - 5.5%
872,164	Countrywide Alternative Loan Trust 2005-49CB A5, 5.500% 11/25/35	703,109
1,471,261	Countrywide Alternative Loan Trust 2005-56 M4, 3.403% 11/25/35 #	160,235
48,838,813	Countrywide Alternative Loan Trust 2006-HY12 A4X, 3.394% 8/25/36 interest-only strips	918,707
3,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 4.241% 9/27/35 †#	858,600
4,947,036	Harborview Mortgage Loan Trust 2003-2 1X, 3.158% 10/19/33 interest-only strips #	152,220
116,579	Structured Asset Investment Loan Trust 2004-5A B, Zero Coupon Bond 6/27/34 †#~	1,562
1,795,629	Structured Asset Investment Loan Trust 2004-7A B, Zero Coupon Bond 8/27/34 †#~	180
2,500,000	Structured Asset Mortgage Investments Inc. 2006-AR3 1B1, 2.883% 4/25/36	425,853
1,305,645	Structured Asset Trust 2003-S A, 7.500% 12/28/33 †#	200,417

Total Mortgage-Backed Securities - Investment Grade* (cost $12,447,729)		3,420,883

MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED* - 10.4%
	Collateralized Mortgage Obligations - 10.3%
2,874,840	Countrywide Alternative Loan Trust 2006-6CB B5, 5.573% 5/25/36 #	31,767
557,784	Countrywide Alternative Loan Trust 2006-OA11 N3, 12.500% 9/25/46 † #	496,261
3,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 †#	1,254,300
5,459,729	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 †#~	2,061,594
2,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 †#~	29,000
1,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 †#	98,130
5,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36 †#~	500
2,959,560	Harborview Mortgage Loan Trust 2006-4 B11, 4.233% 5/19/47 †#	71,266
5,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 †#	500
933,109	Long Beach Mortgage Loan Trust 2005-WL2 B3, 4.983% 8/25/35 †#	5,365
3,258,761	Long Beach Mortgage Loan Trust 2006-A A1, 2.573% 5/25/36	562,127
1,983,661	Long Beach Mortgage Loan Trust 2006-A A2, 5.548% 5/25/36	392,152
1,021,574	Park Place Securities Inc. 2005-WCW1 B, Zero Coupon Bond 9/25/35 †#~	102
2,000,000	Park Place Securities Inc. 2005-WCW2 M10, 4.983% 7/25/35 #	106,200
2,000,000	Park Place Securities Inc. 2005-WHQ3 M11, 4.983% 6/25/35 #	98,000
1,000,000	Park Place Securities Inc. 2005-WHQ4, 4.983% 9/25/35 †#	27,800
2,000,626	Residential Accredit Loans Inc. 2006-Q08 M4, 3.013% 10/25/46 #	151,627
1,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 †#	869,220
2,166,999	Structured Asset Investment Loan Trust 2003-BC1 B2, 9.000% 5/25/32	187,320
1,306,112	Structured Asset Investment Loan Trust 2004-8 B2, 5.000% 9/25/34	29,219

		6,472,450

	Residential Mortgage-Backed Securities - 0.1%
7	Harborview 2006-8, 7/22/36 †#~	1
67,000	Indymac Indx CI-1 Corp., 6/25/46 †#~	670

		671

Total Mortgage-Backed Securities - Below Investment Grade or Unrated* (cost $29,351,002)		6,473,121

MUNICIPAL SECURITIES - 0.1%
24,836	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.274% 6/1/09	22,918
35,126	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.455% 6/1/10	29,189

Total Municipal Securities (cost $56,472)		52,107

COMMON STOCKS - 2.0%
	Consumer Products - 0.1%
11,583	Home Products #~	347
154,423	Insight Health Services Holdings Corp. ~	61,769

		62,116

	Energy - 0.6%
113,278	Pinnacle Gas Resources, Inc. ~	407,801

RMK HIGH INCOME FUND, INC.

Portfolio of Investments

June 30, 2008 (Unaudited)

Principal Amount/ Notional Amount/ Shares	Description	Value ‡
	Financials - 1.0%
26,200	FSI Realty Trust †~	$32,750
72,000	FSI Realty Trust Regulation D †~	90,000
38,235	Mid Country †#~	497,055

		619,805

	Industrials - 0.2%
91,386	Intermet Corporation #~	10,966
875	Port Townsend Paper Corp. ~	137,156

		148,122

	Technology - 0.1%
3,115	Taiwan Semiconductor Manufacturing Company Ltd.	33,985

Total Common Stocks (cost $8,950,861)		1,271,829

EURODOLLAR TIME DEPOSITS - 12.7%
7,937,000	State Street Bank & Trust Company Eurodollar time deposits dated June 30, 2008, 1.350% maturing at $7,937,298 on July 1, 2008.	7,937,000

Total Investments - 99.0% (cost $222,156,234)		61,715,648

Other Assets and Liabilities, net - 1.0%		625,493

Net Assets		$62,341,141

†	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
‡	See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.
~	Non-income producing security. In the case of bonds, they missed their last coupon payment.
#	Security valued at fair value–See Note 2 of the accompanying Notes to the Financial Statements regarding investment valuations.
*	Ratings are unaudited.

The Notes to the Financial Statements are an integral part of, and should be read in conjunction with, the Financial Statements.

Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities (“MBS”) and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.

FAS 157: Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
	RMK Advantage Income Fund	RMK High Income Fund	RMK Multi-Sector High Income Fund	RMK Strategic Income Fund
Level 1 - Quoted Prices	$30,573,345	$24,176,440	$21,365,879	$20,797,683
Level 2 - Other Significant Observable Inputs	18,922,583	13,673,810	14,534,344	16,999,711
Level 3 - Significant Unobservable Inputs	36,620,936	23,865,398	42,646,653	28,677,735

Total	$86,116,864	$61,715,648	$78,546,876	$66,475,129

Level 3 Reconciliation

	Investments in Securities
	RMK Advantage Income Fund	RMK High Income Fund	RMK Multi-Sector High Income Fund	RMK Strategic Income Fund
Balance as of March 31, 2008	$64,930,271	$42,248,380	$69,393,904	$55,312,805
Net purchases/(sales) at cost	(8,798,339)	(3,834,035)	(4,401,763)	(9,099,336)
Realized gain/(loss)	(31,206,464)	(25,506,501)	(35,237,192)	(25,428,591)
Change in unrealized appreciation/(depreciation)	12,374,999	11,467,578	13,894,304	8,425,479
Accretion/(amortization)	(19,531)	(2,244)	(12,600)	(17,144)
Transfers in and/or out of Level 3	(660,000)	(507,780)	(990,000)	(515,478)

Balance as of June 30, 2008	$36,620,936	$23,865,398	$42,646,653	$28,677,735

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund): RMK High Income Fund, Inc.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President and Principal Executive Officer

Date: August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ John J. Feeney, Jr.
John J. Feeney, Jr.
President and Principal Executive Officer

Date: August 27, 2008

by (Signature and Title):	/s/ Thomas F. Doodian
Thomas F. Doodian,
Treasurer and Principal Financial Officers

Date: August 27, 2008